Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Short-term investments	$ 519,755	$ 409,482
Bermuda
Investment [Line Items]
Short-term investments	398,570	112,319
Non-Bermuda
Investment [Line Items]
Short-term investments	121,185	297,163
Unrestricted
Investment [Line Items]
Short-term investments	501,861	396,973
Unrestricted | Bermuda
Investment [Line Items]
Short-term investments	380,676	99,810
Unrestricted | Non-Bermuda
Investment [Line Items]
Short-term investments	121,185	297,163
Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Investment [Line Items]
Short-term investments	17,894	12,509
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Bermuda
Investment [Line Items]
Short-term investments	17,894	12,509
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Non-Bermuda
Investment [Line Items]
Short-term investments	0	0
Maturing within three months | Unrestricted
Investment [Line Items]
Short-term investments	117,313	104,249
Maturing within three months | Unrestricted | Bermuda
Investment [Line Items]
Short-term investments	36,953	0
Maturing within three months | Unrestricted | Non-Bermuda
Investment [Line Items]
Short-term investments	80,360	104,249
Maturing between three to six months | Unrestricted
Investment [Line Items]
Short-term investments	384,548	291,928
Maturing between three to six months | Unrestricted | Bermuda
Investment [Line Items]
Short-term investments	343,723	99,810
Maturing between three to six months | Unrestricted | Non-Bermuda
Investment [Line Items]
Short-term investments	40,825	192,118
Maturing between six to twelve months | Unrestricted
Investment [Line Items]
Short-term investments	0	796
Maturing between six to twelve months | Unrestricted | Bermuda
Investment [Line Items]
Short-term investments	0	0
Maturing between six to twelve months | Unrestricted | Non-Bermuda
Investment [Line Items]
Short-term investments	$ 0	$ 796